Income Taxes - (Benefit) provision for income taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal		$ 14,602	$ 96,148	$ 103,806
State and local		4,096	16,055	16,785
Current		18,698	112,203	120,591
Deferred
Federal		(48,168)	(97,326)	(92,764)
State and local		3,127	(14,078)	(19,719)
Deferred		(45,041)	(111,404)	(112,483)
Total (benefit) provision from continuing operations		(26,343)	799	8,108
U.S. federal corporate tax rate	21.00%				35.00%
Reduction in deferred tax asset due to CARES act and TCJA		32,500
Reduction in tax payable due to CARES act and TCJA		32,500
Pre-tax (loss) income		(546,907)	10,509	44,331
Income tax (benefit) provision		$ (26,343)	$ 799	$ 8,108